Land-Use Rights, Net - Schedule of Estimated Future Amortization Expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Estimated Future Amortization Expenses [Abstract]
Fiscal year 2025	$ 47,060
Fiscal year 2026	47,060
Fiscal year 2027	47,060
Fiscal year 2028	47,060
Fiscal year 2029	47,060
Thereafter	1,894,864
Land-use rights, net	$ 2,130,164	$ 2,237,684